Financial Instruments and Risk Management - Schedule of Derivative Instruments Contracted Realized Gain (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Unrealized gain/loss Carrying amount	R$ 67	R$ 163
Over the counter [member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation + Rate (9.25% p.y.)
Liability	Local currency R$ + 152.01% of CDI
Maturity period	Interest: Half-yearlyPrincipal: Dec. 2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 97	185
Over the counter [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 120
Over the counter one [member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation + Rate (9.25% p.y.)
Liability	Local currency R$ + 125.52% of CDI
Maturity period	Interest: Half-yearlyPrincipal: Dec. 2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 87	(54)
Over the counter one [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 261
Over The Counters Two [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation higher R$5.0984
Liability	US$ exchange variation lower R$5.0954
Maturity period	August 03, 2021December 16, 2022
Trade market	Over the counter
Unrealized gain/loss Carrying amount		32
Over The Counters Two [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount		R$ 280
Over The Counters Three [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation higher than R$5.1110
Liability	US$ exchange variation of less than R$5.1110
Maturity period	October 13, 2023December 05, 2023
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ (79)
Over The Counters Three [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 392
Over The Counters Four [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	US$ exchange variation higher than R$4.9675
Liability	US$ exchange variation of less than R$4.9675
Maturity period	December 05, 2023December 19, 2023
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ (38)
Over The Counters Four [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 377